Expense Example - International Growth and Income Fund	Jun. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	851
Expense Example, with Redemption, 5 Years	1,055
Expense Example, with Redemption, 10 Years	1,641
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	443
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,464
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,768
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,535
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,399
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	341
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	1,342
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,955
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859